Subsequent Events	12 Months Ended
Oct. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 13 — SUBSEQUENT EVENTS

On December 16, 2022, the SPAC Transaction was completed and the Company became a publicly traded holding company listed on the Nasdaq Capital Market. Upon the Completion of the SPAC Transaction, the Company issued 2,719,579 ordinary shares to the SPAC shareholders. In connection with the SPAC Transaction, the Company also issued 55,000 ordinary shares to settle Pacifico’s convertible note of $500,000 at conversion price of $10 per share. As a result, the Company had 52,774,579 ordinary shares issued and outstanding immediately after the SPAC Transaction.

On December 30, 2022, Topsheen Shipping declared and paid dividends of $2,000,000, of which Topsheen Samoa received $1,220,000 and non-controlling shareholder received $780,000.

The Group renew the same operating lease agreement to rent office space on March 15, 2023. The lease agreements will expire on March 14, 2025 at the rent of Singapore $7,800 per month. The first payment of rent of Singapore Dollar 7,800 (or $5,512) per month for the period from March 15, 2023 to the April 14, 2023 was made in March, 2023.